Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 16, 2020
Registrant Name	dei_EntityRegistrantName	Natixis ETF Trust II
Central Index Key	dei_EntityCentralIndexKey	0001728860
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 16, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 16, 2020
Prospectus Date	rr_ProspectusDate	Sep. 11, 2020